Lease Revenue (Details 2) (USD $)	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Rental income additional disclosure
Aggregate net overhaul rentals recognized and rental revenue earned based on usage	$ 149,300,000
Unamortized lease incentives	32,220,000
Predecessor
Rental income additional disclosure
Net overhaul rentals recognized		109,800,000	202,400,000	241,600,000
Overhaul rental collections		242,000,000	713,400,000	722,000,000
Aggregate net overhaul rentals recognized and rental revenue earned based on usage		21,300,000	75,700,000	105,300,000
Unamortized lease incentives			183,220,000
Lease incentives capitalized			138,500,000
Lease incentives amortized into rental of flight equipment		$ 17,900,000	$ 78,100,000	$ 61,500,000